STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

September 23, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
Adaptive Hedged Multi-Asset Income Fund, Adaptive Fundamental Growth Fund, Adaptive Hedged High Income Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund (the “Funds”), each a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
On behalf of the Funds and pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a supplemental filing which was filed with the Securities and Exchange Commission on September 8, 2021.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary